Annual Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [Abstract]
Revenues	$ 124,920	$ 198,684
Expenses
Operating costs	(145,818)	(174,758)
Professional, consulting and management fees	(16,304)	(23,068)
Foreign exchange loss	(12,517)	(183)
Other general and administrative expenses	(5,429)	(11,792)
Share-based payments	(1,321)	362
Finance costs	(9,460)	(9,630)
Interest income	1,523	2,018
Technology start-up costs	(3,392)	(6,122)
Write-down of vanadium assets	(1,119)	(4,862)
Exploration and evaluation costs	(2,328)	(5,705)
Total Expenses	(196,165)	(233,740)
Net loss before tax	(71,245)	(35,056)
Income tax recovery (expense)	2,813	(88)
Deferred income tax recovery	17,867	2,786
Net loss	(50,565)	(32,358)
Items that subsequently will be reclassified to operations:
Unrealized (loss) gain on foreign currency translation	(35,327)	13,965
Comprehensive loss	(85,892)	(18,393)
Net loss attributable to:
Owners of the Company	(49,828)	(30,343)
Non-controlling interests	(737)	(2,015)
Net loss	(50,565)	(32,358)
Comprehensive loss attributable to:
Owners of the Company	(85,155)	(16,378)
Non-controlling interests	(737)	(2,015)
Comprehensive loss	$ (85,892)	$ (18,393)
Basic loss per Common Share	$ (0.78)	$ (0.51)
Diluted loss per Common Share	$ (0.78)	$ (0.51)
Weighted Average Number of Shares Outstanding (in 000's)
- Basic	64,088	64,038
- Diluted	64,088	64,038